Provisions - Rollforward of provisions (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 2,566
Other provisions, ending balance	1,900
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,946
Additions	353
Amounts utilised	(603)
Unused amounts reversed	(219)
Exchange and other movements	(87)
Other provisions, ending balance	1,390
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	383
Additions	105
Amounts utilised	(147)
Unused amounts reversed	(41)
Exchange and other movements	12
Other provisions, ending balance	312
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	619
Additions	110
Amounts utilised	(275)
Unused amounts reversed	(74)
Exchange and other movements	(10)
Other provisions, ending balance	370
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	386
Additions	34
Amounts utilised	(49)
Unused amounts reversed	(38)
Exchange and other movements	(34)
Other provisions, ending balance	299
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	558
Additions	104
Amounts utilised	(132)
Unused amounts reversed	(66)
Exchange and other movements	(55)
Other provisions, ending balance	409
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	620
Net change in expected credit loss provision and other movements	110
Other provisions, ending balance	$ 510